Consolidated statements of cash flows € in Thousands	9 Months Ended
	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)
Operating activities
Net income	€ 475,860	€ 700,743
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	1,326,037	1,343,690
Change in deferred taxes, net	(89,516)	(60,080)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(30,321)	(66,511)
Income from equity method investees	(98,419)	(47,302)
Interest expense, net	251,832	217,161
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(165,006)	(68,581)
Inventories	(55,633)	(169,075)
Other current and non-current assets	55,456	(20,061)
Accounts receivable from related parties	88,971	25,659
Accounts payable to related parties	(26,501)	(52,270)
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	161,626	(191,476)
Income tax liabilities	380,120	291,631
Received dividends from investments in equity method investees	148,096	94,545
Paid interest	(285,019)	(238,716)
Received interest	59,079	42,121
Paid income taxes	(286,927)	(233,758)
Net cash provided by (used in) operating activities	1,909,735	1,567,720
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(434,318)	(494,604)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	(21,085)	(39,901)
Investments in debt securities	(98,137)	(92,131)
Proceeds from sale of property, plant and equipment	4,728	8,805
Proceeds from divestitures	25,566	56,459
Proceeds from sale of debt securities	75,520	51,592
Net cash provided by (used in) investing activities	(447,726)	(509,780)
Financing activities
Proceeds from short-term debt from unrelated parties	367,783	576,745
Repayments of short-term debt from unrelated parties	(482,072)	(1,223,028)
Proceeds from short-term debt from related parties	10,204	84,000
Repayments of short-term debt from related parties	(11,204)	(122,500)
Proceeds from long-term debt	210,567	1,026,685
Repayments of long-term debt	(35,198)	(761,495)
Repayments of lease liabilities from unrelated parties	(527,693)	(556,965)
Repayments of lease liabilities from related parties	(19,196)	(16,533)
Increase (decrease) of accounts receivable facility	(92,311)	23,500
Proceeds from exercise of stock options		20,151
Dividends paid	(328,623)	(395,556)
Distributions to noncontrolling interests	(234,250)	(218,068)
Contributions from noncontrolling interests	29,118	65,620
Net cash provided by (used in) financing activities	(1,112,875)	(1,497,444)
Effect of exchange rate changes on cash and cash equivalents	(48,562)	71,401
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	300,572	(368,103)
Cash and cash equivalents at beginning of period	1,273,787	1,481,655
Cash and cash equivalents at end of period	1,574,359	€ 1,113,552
Thereof: cash and cash equivalents within the disposal groups	€ 21,106